Auditor's Remuneration - Summary of Accountants Remuneration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Auditors remuneration [Line Items]
Audit fees	€ 34	€ 32
Audit-related fees	5	6
Total	40	38
Aegon N.V [member] | Pricewater-houseCoopers Accountants N.V. (NL) [Member]
Auditors remuneration [Line Items]
Audit fees	9	9
Audit-related fees	2	1
Total	€ 11	€ 11